Significant Accounting Policies - Estimated Economic Lives of Intangible Assets (Detail)	12 Months Ended
May 31, 2013
Trademark [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives of intangible assets	10 years
License [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives of intangible assets	20 years
Student base [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives of intangible assets	1 year 9 months